Form N-1A Cover	Apr. 02, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THOR FINANCIAL TECHNOLOGIES TRUST
Entity Central Index Key	0001924447
Document Creation Date	Apr. 02, 2026
Document Effective Date	Apr. 02, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Apr. 02, 2026